Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.8%
Airbus SE .......................... 5,413 $ 1,023,452
Boeing Co. (The)
(a)
.................... 21,077 4,194,955
L3Harris Technologies, Inc. .............. 6,946 2,397,412
Lockheed Martin Corp. ................. 4,115 2,487,065
RTX Corp. ......................... 4,119 794,555
10,897,439
Air Freight & Logistics — 1.8%
FedEx Corp. ........................ 14,386 5,124,005
Automobiles — 0.5%
General Motors Co. ................... 19,415 1,446,418
Banks — 9.8%
Bank of America Corp. ................. 49,640 2,419,950
Citigroup, Inc. ....................... 73,407 8,325,088
Citizens Financial Group, Inc. ............ 25,087 1,504,467
First Citizens BancShares, Inc. , Class A ...... 2,384 4,493,030
JPMorgan Chase & Co. ................ 10,713 3,151,336
Wells Fargo & Co. .................... 100,789 8,023,812
27,917,683
Beverages — 1.5%
Keurig Dr Pepper, Inc.
(b)
................ 104,699 2,756,725
PepsiCo, Inc. ....................... 9,250 1,436,432
4,193,157
Broadline Retail — 2.4%
Amazon.com, Inc.
(a)
................... 33,131 6,900,193
Building Products — 0.6%
Fortune Brands Innovations, Inc. .......... 43,534 1,696,520
Capital Markets — 4.7%
Carlyle Group, Inc. (The) ................ 29,100 1,408,149
Charles Schwab Corp. (The) ............. 46,005 4,323,550
Intercontinental Exchange, Inc. ........... 48,654 7,652,301
13,384,000
Chemicals — 2.9%
Air Products & Chemicals, Inc. ............ 10,358 3,008,895
International Flavors & Fragrances, Inc. ...... 28,201 2,045,983
PPG Industries, Inc. ................... 30,248 3,232,906
8,287,784
Commercial Services & Supplies — 1.5%
Rentokil Initial plc ..................... 693,259 4,302,315
Communications Equipment — 0.5%
Cisco Systems, Inc. ................... 20,007 1,552,343
Consumer Finance — 0.6%
Capital One Financial Corp. .............. 8,795 1,604,472
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp. .................. 44,878 5,328,365
Containers & Packaging — 1.0%
Crown Holdings, Inc. .................. 29,402 2,947,550
Diversified Telecommunication Services — 1.7%
Comcast Corp. , Class A ................ 98,904 2,839,534
Verizon Communications, Inc. ............ 41,503 2,083,450
4,922,984
Electric Utilities — 1.8%
American Electric Power Co., Inc. .......... 12,520 1,641,122
Evergy, Inc. ......................... 42,413 3,474,473
5,115,595
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 1.2%
CDW Corp. ......................... 27,988 $ 3,387,108
Entertainment — 1.5%
Walt Disney Co. (The) ................. 45,634 4,398,205
Financial Services — 1.6%
Fidelity National Information Services, Inc. .... 99,124 4,649,907
Ground Transportation — 0.8%
CSX Corp. ......................... 28,447 1,167,749
Union Pacific Corp. ................... 4,151 1,007,116
2,174,865
Health Care Equipment & Supplies — 5.1%
Baxter International, Inc.
(b)
............... 313,601 5,268,497
Becton Dickinson & Co. ................ 27,246 4,283,889
Medtronic plc ....................... 59,248 5,133,839
14,686,225
Health Care Providers & Services — 5.2%
Cardinal Health, Inc. ................... 25,371 5,361,146
CVS Health Corp. .................... 85,271 6,124,163
Elevance Health, Inc. .................. 11,236 3,289,339
14,774,648
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc. , Class A ....... 84,201 1,430,575
Industrial Conglomerates — 0.8%
Honeywell International, Inc. ............. 9,935 2,245,608
Industrial REITs — 1.2%
Rexford Industrial Realty, Inc. ............ 63,945 2,092,920
STAG Industrial, Inc. .................. 33,646 1,213,275
3,306,195
Insurance — 2.3%
American International Group, Inc. ......... 25,496 1,918,574
Arthur J Gallagher & Co.
(b)
............... 11,832 2,562,575
Fidelity National Financial, Inc. , Class A ...... 48,490 2,248,966
6,730,115
Interactive Media & Services — 4.2%
Alphabet, Inc. , Class C ................. 20,775 5,959,517
Meta Platforms, Inc. , Class A ............. 10,432 5,968,460
11,927,977
Leisure Products — 1.3%
Hasbro, Inc. ........................ 38,674 3,619,886
Machinery — 1.0%
CNH Industrial NV .................... 105,351 1,158,861
Fortive Corp.
(b)
....................... 29,424 1,626,559
2,785,420
Media — 0.2%
WPP plc ........................... 179,053 559,983
Metals & Mining — 0.9%
Barrick Mining Corp. ................... 28,979 1,182,053
Freeport-McMoRan, Inc. ................ 23,302 1,369,692
2,551,745
Multi-Utilities — 2.9%
Dominion Energy, Inc. .................. 66,233 4,094,524
DTE Energy Co. ..................... 29,132 4,259,681
8,354,205
Oil, Gas & Consumable Fuels — 6.3%
BP plc ............................ 894,908 7,004,269
Chevron Corp. ....................... 17,451 3,610,612

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Equity Dividend V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP ........... 64,584 $ 2,443,858
EQT Corp. ......................... 49,594 3,156,162
Marathon Petroleum Corp. .............. 7,922 1,934,394
18,149,295
Pharmaceuticals — 3.2%
AstraZeneca plc ..................... 6,071 1,187,123
Johnson & Johnson ................... 6,213 1,518,706
Merck & Co., Inc. ..................... 43,595 5,244,043
Sanofi SA .......................... 13,996 1,351,591
9,301,463
Professional Services — 0.8%
SS&C Technologies Holdings, Inc. ......... 33,745 2,280,150
Residential REITs — 0.6%
AvalonBay Communities, Inc. ............ 10,556 1,724,323
Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.
(a)
........................ 18,710 825,672
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 7,078 2,392,010
Texas Instruments, Inc. ................. 24,179 4,694,111
7,911,793
Software — 2.8%
Microsoft Corp. ...................... 21,438 7,935,704
Specialized REITs — 0.7%
Crown Castle, Inc. .................... 25,589 2,080,642
Specialty Retail — 1.6%
Home Depot, Inc. (The) ................ 14,261 4,690,300
Technology Hardware, Storage & Peripherals — 5.6%
Hewlett Packard Enterprise Co. ........... 146,347 3,484,522
Samsung Electronics Co. Ltd. , GDR
(c) (d)
...... 2,784 7,993,260
Western Digital Corp. .................. 16,969 4,589,945
16,067,727
Tobacco — 2.3%
British American Tobacco plc , ADR ......... 111,640 6,527,591
Trading Companies & Distributors — 2.1%
WESCO International, Inc. ............... 21,590 5,907,456
Total Common Stocks — 96 .5%
(Cost: $ 245,984,307 ) .............................. 275,779,934
Preferred Securities
Preferred Stocks — 0.9%
Household Products — 0.9%
Henkel AG & Co. KGaA (Preference) ........ 34,396 2,657,063
Total Preferred Securities — 0 .9%
(Cost: $ 2,891,784 ) ............................... 2,657,063
Total Long-Term Investments — 97.4%
(Cost: $ 248,876,091 ) .............................. 278,436,997
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(g)
................... 5,535,485 $ 5,536,592
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 7,745,189 7,745,189
Total Short-Term Securities — 4 .6%
(Cost: $ 13,281,781 ) ............................... 13,281,781
Total Investments — 102 .0%
(Cost: $ 262,157,872 ) .............................. 291,718,778
Liabilities in Excess of Other Assets — (2.0) % ............. (5,792,750)
Net Assets — 100.0% ...............................
$ 285,926,028
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Equity Dividend V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,742,025 $ — $ (5,202,377)
(a)
$ (3,056) $ — $ 5,536,592 5,535,485 $ 7,305
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,623,964 — (3,878,775)
(a)
— — 7,745,189 7,745,189 76,673 —
$ (3,056) $ — $ 13,281,781 $ 83,978 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Equity Dividend V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 9,873,987 $ 1,023,452 $ — $ 10,897,439
Air Freight & Logistics .................................... 5,124,005 — — 5,124,005
Automobiles .......................................... 1,446,418 — — 1,446,418
Banks ............................................... 27,917,683 — — 27,917,683
Beverages ........................................... 4,193,157 — — 4,193,157
Broadline Retail ........................................ 6,900,193 — — 6,900,193
Building Products ....................................... 1,696,520 — — 1,696,520
Capital Markets ........................................ 13,384,000 — — 13,384,000
Chemicals ............................................ 8,287,784 — — 8,287,784
Commercial Services & Supplies ............................. — 4,302,315 — 4,302,315
Communications Equipment ................................. 1,552,343 — — 1,552,343
Consumer Finance ...................................... 1,604,472 — — 1,604,472
Consumer Staples Distribution & Retail ........................ 5,328,365 — — 5,328,365
Containers & Packaging .................................. 2,947,550 — — 2,947,550
Diversified Telecommunication Services ........................ 4,922,984 — — 4,922,984
Electric Utilities ........................................ 5,115,595 — — 5,115,595
Electronic Equipment, Instruments & Components ................. 3,387,108 — — 3,387,108
Entertainment ......................................... 4,398,205 — — 4,398,205
Financial Services ...................................... 4,649,907 — — 4,649,907
Ground Transportation ................................... 2,174,865 — — 2,174,865
Health Care Equipment & Supplies ........................... 14,686,225 — — 14,686,225
Health Care Providers & Services ............................ 14,774,648 — — 14,774,648
Health Care REITs ...................................... 1,430,575 — — 1,430,575
Industrial Conglomerates .................................. 2,245,608 — — 2,245,608
Industrial REITs ........................................ 3,306,195 — — 3,306,195
Insurance ............................................ 6,730,115 — — 6,730,115
Interactive Media & Services ............................... 11,927,977 — — 11,927,977
Leisure Products ....................................... 3,619,886 — — 3,619,886
Machinery ............................................ 2,785,420 — — 2,785,420
Media ............................................... — 559,983 — 559,983
Metals & Mining ........................................ 2,551,745 — — 2,551,745
Multi-Utilities .......................................... 8,354,205 — — 8,354,205
Oil, Gas & Consumable Fuels ............................... 11,145,026 7,004,269 — 18,149,295
Pharmaceuticals ....................................... 6,762,749 2,538,714 — 9,301,463
Professional Services .................................... 2,280,150 — — 2,280,150
Residential REITs ....................................... 1,724,323 — — 1,724,323
Semiconductors & Semiconductor Equipment .................... 7,911,793 — — 7,911,793
Software ............................................. 7,935,704 — — 7,935,704

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Equity Dividend V.I. Fund

Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ 2,080,642 $ — $ — $ 2,080,642
Specialty Retail ........................................ 4,690,300 — — 4,690,300
Technology Hardware, Storage & Peripherals .................... 8,074,467 7,993,260 — 16,067,727
Tobacco ............................................. 6,527,591 — — 6,527,591
Trading Companies & Distributors ............................ 5,907,456 — — 5,907,456
Preferred Securities ....................................... — 2,657,063 — 2,657,063
Short-Term Securities
Money Market Funds ...................................... 13,281,781 — — 13,281,781
$ 265,639,722 $ 26,079,056 $ — $ 291,718,778
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)